CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 22, 2017	Dec. 31, 2018	Sep. 30, 2017	Sep. 30, 2018
SHAREHOLDERS' EQUITY:
Preferred shares, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)		50,000,000	50,000,000	50,000,000
Preferred shares, shares outstanding (in shares)		492,000	492,000	492,000
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Common shares, authorized (in shares)		1,950,000,000	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)		2,400,000	2,400,000	2,400,000
Common shares, shares outstanding (in shares)		2,400,000	2,400,000	2,400,000
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, par value (in dollars per share)	$ 0.001
Preferred shares, issued (in shares)		480,000	480,000	480,000
Preferred shares, shares outstanding (in shares)		480,000	480,000	480,000
Preferred shares, dividend rate	9.75%	9.75%	9.75%	9.75%
Preferred shares, liquidation preference (in dollars per share)		$ 25	$ 25	$ 25
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, par value (in dollars per share)	$ 0.001
Preferred shares, issued (in shares)		12,000	12,000	12,000
Preferred shares, shares outstanding (in shares)		12,000	12,000	12,000
Preferred shares, liquidation preference (in dollars per share)		$ 0	$ 0	$ 0